UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
23.32% of Net Assets
Morgan County AL Board of Education Capital Outlay Warrants	5.000%	03/01/2035	AA-*	$1,050,000	$1,177,730
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	686,629
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA*	505,000	561,989
Jasper AL Warrants	5.000	03/01/2032	A2/AA*	450,000	509,778
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	311,184
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	319,146
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	289,955
Alabaster AL Board of Education Special Tax Warrants	5.000	09/01/2039	A1/AA*	250,000	284,153
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA*	225,000	259,164
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	223,736
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	218,044
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	187,700
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	175,208
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	169,185
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	143,549
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	112,372
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	106,650
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	101,551
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	86,010
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	54,081

					5,977,814
PREREFUNDED BONDS
17.91% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	711,853
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	656,604
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	459,623
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	428,171
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	385,252
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	343,746
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	328,164
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	300,000	334,008
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA-*	130,000	141,545
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	129,612
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	125,969
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2/AA-*	105,000	109,543
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	111,227
Montgomery AL Warrants	5.000	01/01/2023	A1/AA*	80,000	82,796
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2	70,000	73,042
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA-*	65,000	70,773
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	51,673
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	47,390

					4,590,991
MUNICIPAL UTILITY REVENUE BONDS
17.24% of Net Assets
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	619,460
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	514,746
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1/AA*	400,000	432,044
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1/AAA*	300,000	331,422
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A+*	300,000	340,512
Limestone County AL Water and Sewer Authority	5.000	12/01/2034	A+*	250,000	282,200
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	282,538
West Morgan East Lawrence AL Water & Sewer Revenue	4.850	08/15/2035	AA*	250,000	270,460
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	231,546
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	167,340
Cullman County AL Water Revenue	5.000	05/01/2021	A3/AA-*	125,000	125,468
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	106,525
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	111,191
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	114,835
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA*/AA-@	90,000	99,340
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	93,303
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA*	75,000	83,320
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA*	75,000	81,194
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	79,967
Limestone County AL Water and Sewer Revenue	5.000	12/01/2029	A+*	50,000	51,694

					4,419,105
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.37% of Net Assets
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	608,751
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	508,205
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	575,403
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA*	450,000	501,156
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	288,770
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	276,640
University of AL Birmingham	5.000	10/01/2037	Aa2/AA-*	225,000	257,996
Auburn University General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	168,927
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa3	120,000	120,047
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	111,977
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,178
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	109,330

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Auburn University AL General Fee Revenue	5.000%	06/01/2022	Aa2/AA-*	$50,000	$55,853

					3,683,233
PUBLIC FACILITIES REVENUE BONDS
13.30% of Net Assets
Trussville AL Warrants	5.000	10/01/2039	Aa2/AA+*	1,220,000	1,384,249
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	442,152
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	341,409
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	284,120
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	282,455
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	245,000	264,409
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	233,776
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	110,000	117,829
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	57,608

					3,408,006
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.94% of Net Assets
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/A+*	335,000	380,161
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1/AA+*	300,000	347,352
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA+*	250,000	262,008
Jasper AL Warrants	5.000	03/01/2031	A2/AA*	250,000	284,455
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	195,146
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1/AA+*	150,000	168,177
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	141,908

					1,779,206
REFUNDING BONDS
5.27% of Net Assets
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	828,345
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1/AA+*	350,000	399,742
Enterprise AL Warrants	4.500	11/01/2032	Aa3/AA-*	115,000	123,550

					1,351,637
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.49% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	120,000	126,110

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.10% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,005

Total Investments 98.94% of Net Assets (cost $23,782,418) (See (a) below for further explanation)					$25,361,107

Other assets in excess of liabilities 1.06%					268,671

Net Assets 100%					$25,629,778

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $23,782,292 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,592,572
Unrealized depreciation	(13,757)

Net unrealized appreciation	$1,578,815

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,361,107
Level 3	Significant Unobservable Inputs	—

$25,361,107

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
26.71% of Net Assets
KY State Property & Building #90	5.500%	11/01/2028	Aa3/A+*/A+@	$24,805,000	$28,328,293
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA*/A+@	22,640,000	25,592,030
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*/A+@	14,835,000	16,160,507
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	15,003,897
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA*/A+@	10,500,000	11,873,190
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	9,980,000	11,610,532
KY State Property & Building #93	5.250	02/01/2025	Aa3/AA*/A+@	7,250,000	8,229,983
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	8,273,855
KY State Property & Building #108	5.000	08/01/2031	Aa3/A+*/A+@	6,290,000	7,375,969
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,275,000	7,210,477
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA-*/A+@	5,880,000	5,903,696
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,275,832
KY State Property & Building #108	5.000	08/01/2032	Aa3/A+*/A+@	5,320,000	6,212,802
KY State Property & Building #108	5.000	08/01/2033	Aa3/A+*/A+@	5,270,000	6,139,181
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,910,339
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,670,150
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,625,000
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,514,800
KY State Property & Building #108	5.000	08/01/2030	Aa3/A+*/A+@	5,000,000	5,887,550
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,657,891
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,492,459
KY State Property & Building #108	5.000	08/01/2034	Aa3/A+*/A+@	4,900,000	5,684,686
KY State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,572,449
KY State Property & Building #106	5.000	10/01/2029	Aa3/A+*/A+@	4,130,000	4,792,741
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,645,800
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,205,800
KY State Property & Building #108	5.000	08/01/2028	Aa3/A+*/A+@	2,670,000	3,180,584
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,923,335
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,897,225
KY State Property & Building #105	4.750	04/01/2033	A1/A+*/A@	2,310,000	2,545,528
KY State Property & Building #105	4.750	04/01/2032	A1/A+*/A@	2,205,000	2,442,920
KY State Property & Building #105	4.750	04/01/2031	A1/A+*/A@	2,110,000	2,348,683
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/AA-*/A+@	2,000,000	2,007,480
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,339,640
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,994,869
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2/AA*	1,685,000	1,985,149
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,706,838
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,506,489
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/A+@	1,200,000	1,371,108
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,320,729
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA-*/A+@	1,000,000	1,003,830
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,136,910
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,129,086
KY State Property & Building #108	5.000	08/01/2026	Aa3/A+*/A+@	955,000	1,157,632
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2/AA*	820,000	986,927
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	712,256
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA*/A+@	500,000	552,780
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	559,985
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2/AA*	345,000	412,934
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A@	210,000	237,474
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	170,000	182,606
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	167,689	180,524
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	95,000	102,252
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	35,000	37,797
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	30,000	32,296

					266,845,775
MUNICIPAL UTILITY REVENUE BONDS
13.76% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	31,954,388
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,079,340
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,745,920
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,783,556
Louisville & Jefferson County Metropolitan Sewer District	5.000	05/15/2026	Aa3/AA*	4,775,000	4,801,979
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,798,570
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,774,651
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	5,026,932
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,561,188
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,079,553
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,438,242
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,396,184
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,326,437
Louisville & Jefferson Co Metropolitan Sewer District	4.750	05/15/2036	Aa3/AA*	2,795,000	3,178,558
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,908,975
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,899,000
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,866,179
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,620,609
Louisville & Jefferson Co Metropolitan Sewer	4.750	05/15/2035	Aa3/AA*	2,245,000	2,561,119
Louisville & Jefferson Co Metropolitan Sewer	4.750	05/15/2034	Aa3/AA*	2,230,000	2,550,005
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,308,980
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,088,120
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,849,014
Louisville & Jefferson County Metropolitan Sewer	5.000	05/01/2025	Aa3	1,120,000	1,125,723

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Kentucky Rural Water Financing Corporation	4.500%	02/01/2023	A+*	$1,085,000	$1,261,096
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3	1,070,000	1,076,174
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,025,957
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,165,772
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,155,300
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,169,110
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aa3	975,000	980,616
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	1,011,226
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	956,802
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	919,592
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	872,229
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	836,012
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	803,323
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	612,918
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	580,550
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	A+*	295,000	295,457

					137,445,356
PREREFUNDED BONDS
11.35% of Net Assets
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,475,200
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	10,125,000	10,990,991
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA*	8,300,000	8,431,555
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA*	8,075,000	8,267,750
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	8,060,000	8,749,372
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA*	7,545,000	7,946,922
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA*	7,405,000	7,581,757
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA*	5,760,000	5,851,296
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA*	5,200,000	5,282,420
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	5,080,000	5,514,492
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,316,149
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA*	3,700,000	3,788,319
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	2,965,000	3,212,637
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA*	2,500,000	2,627,025
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA*	2,500,000	2,539,625
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,578,395
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,165,000	2,177,687
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,145,900
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	1,635,000	1,774,842
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,644,516
Louisville & Jefferson County Metropolitan Health - St. Marys	6.125	02/01/2037	NR	1,300,000	1,490,372
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,361,213
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,034,047
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	975,000	980,714
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	575,000	581,906
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	65,000	65,381

					113,410,483
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.14% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	11,471,209
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,619,279
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,837,118
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	10,122,356
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	8,453,446
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	6,034,579
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA+*/A+@	5,000,000	5,789,150
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	4,930,000	5,796,053
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	4,977,570
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	5,091,259
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,463,900
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	A2/AA*/A+@	3,500,000	4,075,505
KY Asset Liability Commission Federal Highway Trust	5.250	09/01/2025	A2/AA*/A+@	3,400,000	4,128,654
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,617,708
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	3,080,000	3,530,388
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,738,693
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	2,150,920
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2/AA*/A+@	1,765,000	2,048,459
KY Asset Liability Project	5.000	09/01/2021	A2/AA*/A+@	1,570,000	1,826,397
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,802,250
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,706,432

					111,281,325
REFUNDED BONDS
9.15% of Net Assets
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/A+@	24,220,000	28,814,534
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	21,625,020
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	20,100,810
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,508,300
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,311,734
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,467,598
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,538,015
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,180,180
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	484,425
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	368,711

					91,399,327

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.69% of Net Assets
University of Kentucky General Receipts	5.000%	04/01/2038	Aa2/AA*	$7,395,000	$8,560,304
University of Kentucky General Receipts	5.000	04/01/2037	Aa2/AA*	7,180,000	8,335,980
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA*	6,090,000	6,682,009
University of Kentucky General Receipts	5.000	04/01/2030	Aa2/AA*	5,490,000	6,574,165
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA*	5,445,000	5,982,857
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/AA*	5,330,000	5,676,610
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA*	4,820,000	5,612,601
Louisville & Jefferson County University of Louisville	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,541,525
University of Louisville	5.000	09/01/2031	Aa3/AA-*	2,580,000	2,961,788
Western KY University	4.750	09/01/2033	Aa3/A+*	2,505,000	2,852,844
University of Louisville General Receipts	5.000	09/01/2029	Aa3/AA-*	2,280,000	2,634,950
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025	NR	2,030,000	2,042,282
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,159,300
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,700,355
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,043,495
University of Louisville	5.000	09/01/2030	Aa3/AA-*	440,000	507,082

					66,868,147
SCHOOL IMPROVEMENT BONDS
6.68% of Net Assets
Jefferson County School District Finance Corporation	5.000	05/01/2034	Aa2/AA-*	5,405,000	6,286,826
Jefferson County School District Finance Corporation	5.000	05/01/2033	Aa2/AA-*	5,145,000	6,033,644
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,708,390
Fayette County School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	4,982,325
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA*	3,770,000	4,023,156
Fayette County School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,192,689
Fayette County School District Finance Corporation	5.000	10/01/2029	A1/A+*	3,660,000	4,232,351
Fayette County School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	4,119,003
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,829,967
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,632,741
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,339,000
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,200,400
Fayette County School District Finance Corporation	5.000	10/01/2028	A1/A+*	2,875,000	3,348,139
Fayette County School District Finance Corporation	4.750	11/01/2031	Aa3/A+*	1,730,000	1,991,386
Jefferson County School District Finance Corporation	4.750	04/01/2035	Aa2/AA-*	1,220,000	1,388,580
Jefferson County School District Finance Corporation	4.750	04/01/2034	Aa2/AA-*	1,165,000	1,329,207
Jefferson County School District Finance Corporation	5.000	04/01/2031	Aa2/AA-*	1,025,000	1,202,909
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,088,290
Jefferson County School District Finance Corporation	5.000	04/01/2030	Aa2/AA-*	975,000	1,151,631
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	550,600
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	535,349
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	514,481

					66,681,064
HOSPITAL AND HEALTHCARE BONDS
6.11% of Net Assets
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A2/A*/A+@	14,785,000	16,297,506
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,505,700
KY Development Finance Authority - Baptist Healthcare	5.625	08/15/2027	A2/A+@	4,855,000	5,422,647
Louisville & Jefferson County Metropolitan Health - Norton Health	5.250	10/01/2036	A-*/A-@	3,460,000	3,599,230
Warren County Hospital	5.000	04/01/2028	A*	3,325,000	3,797,416
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	AA*/AA@	2,750,000	3,089,900
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A2/A*/A+@	2,750,000	3,068,395
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA*/AA@	2,560,000	2,897,126
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A2/A*/A+@	2,410,000	2,653,290
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027		2,155,000	2,156,940
Louisville & Jefferson County Metropolitan Health - Norton Healthcare	5.500	10/01/2033	A-*/A-@	2,000,000	2,314,180
Louisville & Jefferson County Metropolitan Health - Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,086,120
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A2/A*/A+@	2,000,000	2,242,440
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3/A+*/A+@	1,500,000	1,697,760
KY Development Finance Authority - Baptist Healthcare	5.375	08/15/2024	A2/A+@	1,205,000	1,345,310
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3/A+*/A+@	1,000,000	1,156,220
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,140,360
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	530,000	554,263

					61,024,803
PUBLIC FACILITIES REVENUE BONDS
2.98% of Net Assets
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,235,886
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,266,615
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	3,014,743
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,661,247

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Taylor County Detention Facility	4.750%	09/01/2027	Aa3	$2,110,000	$2,217,336
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,598,963
River City Inc. Parking Authority	4.750	06/01/2031	Aa2/AA*	1,270,000	1,431,836
Owensboro Public Property	4.500	04/01/2034	A1	1,165,000	1,255,660
River City Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	1,160,000	1,315,916
River City Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,296,099
Bracken County Public Properties	5.000	08/01/2030	Aa3	1,110,000	1,275,079
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,248,070
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2/AA*	1,025,000	1,159,583
River City Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	980,000	1,111,722
River City, Inc. Parking Authority	4.750	06/01/2028	Aa2/AA*	940,000	1,081,094
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	969,184
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2/AA*	750,000	870,930
Louisville & Jefferson County Metropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	727,213

					29,737,176
ESCROWED TO MATURITY BONDS
2.42% of Net Assets
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	AA-*	19,590,000	20,590,461
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	AA-*	3,455,000	3,576,547

					24,167,008
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.57% of Net Assets
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	3,890,000	4,134,175
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	2,990,000	3,154,241
KY Economic Development Finance Authority - Christian Care	5.375	11/20/2035	AA+*	1,905,000	1,987,182
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	1,745,000	1,804,208
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,435,000	1,491,970
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,295,019
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	990,015
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	430,000	441,657
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	A3/AA-*	345,000	345,449

					15,643,916
AIRPORT BONDS
.80% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,925,918
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,698,843
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,606,133
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,418,725
Lexington-Fayette Urban County Airport Board	5.000	07/01/2028	Aa2/AA*	1,170,000	1,361,974

					8,011,593
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3/A+*/A+@	2,030,000	2,367,406

Total Investments 99.60% of Net Assets (cost $930,658,380) (See (a) below for further explanation)					$994,883,379

Other assets in excess of liabilities .40%					3,986,980

Net Assets 100%					$998,870,359

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $930,614,105 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$64,977,465
Unrealized depreciation	(708,191)

Net unrealized appreciation	$64,269,274

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	994,883,379
Level 3	Significant Unobservable Inputs	—

$994,883,379

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
22.38% of Net Assets
KY State Property & Building #89	5.000%	11/01/2015	Aa3/AA*/A+@	$2,230,000	$2,291,026
KY State Property & Building #108	5.000	08/01/2023	Aa3/A+*/A+@	2,000,000	2,419,120
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,618,208
KY Asset Liability Commission	5.000	05/01/2016	Aa3/AA-*/A+@	1,000,000	1,003,770
KY State Property & Building #88	5.000	11/01/2015	Aa3/AA-*/A+@	955,000	981,138
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	920,652
KY State Property & Buildings #100	5.000	08/01/2024	Aa3/A+*/A+@	750,000	880,275
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	891,533
KY State Property & Building #106	5.000	10/01/2025	Aa3/A+*/A+@	750,000	895,313
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/A+@	510,000	570,394
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/A+@	500,000	544,060
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	549,180
KY State Property & Building #100	5.000	08/01/2025	Aa3/A+*/A+@	500,000	585,555
KY Association of Counties	4.250	02/01/2017	AA-*	500,000	532,745
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	560,033
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	281,627
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	256,813
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	283,785
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	219,134
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	225,974
KY State Property & Building #90	5.750	11/01/2019	Aa3/A+*/A+@	200,000	232,204
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA*/A+@	200,000	229,606
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	210,881
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	124,009
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	100,000	115,357
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	107,852
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA*/A+@	100,000	107,527
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	110,296
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*	95,000	102,289

					17,850,356
SCHOOL IMPROVEMENT BONDS
16.84% of Net Assets
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,756,582
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,369,448
Fayette County School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,112,400
Laurel County School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	1,000,057
Hardin County School District	5.000	03/01/2023	Aa3	770,000	931,446
Warren County School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	819,279
Jessamine County School District Finance Corporation	5.000	02/01/2023	Aa3	575,000	693,007
Barren County School District	5.000	08/01/2023	Aa3	500,000	607,325
Fayette County School District Finance Corporation	5.000	06/01/2023	Aa3/A+*	500,000	605,360
Laurel County School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	525,064
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	470,511
Bullitt County School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	357,414
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	316,869
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	282,142
Fayette County School District Finance Corporation	4.375	05/01/2021	A1/AA*	200,000	213,110
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	202,430
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA*	200,000	216,054
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	198,225
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	191,956
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	181,862
Fayette County KY School District Finance Corporation	4.000	06/01/2019	A1/AA*	140,000	143,143
Warren Co School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	135,168
Daviess Co School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	107,548

					13,436,400
PREREFUNDED BONDS
14.22% of Net Assets
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*	4,405,000	4,781,760
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA*	1,750,000	1,786,540
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA*	1,250,000	1,279,838
KY Turnpike Authority Economic Development	5.000	07/01/2019	Aa2/AA+*/A+@	1,250,000	1,264,950
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	921,804
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA*/A+@	835,000	847,550
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA*	175,000	183,505
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	146,820
KY Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA*	125,000	127,641

					11,340,408
REFUNDED BONDS
13.26% of Net Assets
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA*/A+@	2,525,000	2,587,267
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,023,823
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA*/A+@	1,260,000	1,398,172

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #101	5.000%	10/01/2019	Aa3/A+*/A+@	$1,050,000	$1,213,307
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,150,830
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,183,500
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	827,413
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	190,069

					10,574,381
MUNICIPAL UTILITY REVENUE BONDS
10.05% of Net Assets
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,282,488
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,005,790
Northern KY Water	5.000	02/01/2026	Aa3	815,000	965,368
Owensboro Electric Light & Power	5.000	01/01/2024	A2/AA*	650,000	738,556
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	578,458
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	556,495
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	502,920
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	502,546
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	389,550
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	315,426
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	270,819
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	264,108
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa/AAA*/AAA@	175,000	210,103
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2016	Aa3/AA*	175,000	175,978
KY State Rural Water Finance Corporation	4.500	08/01/2021	A3/AA-*	100,000	107,593
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	105,133
KY Rural Water Finance Corporation	3.625	02/01/2016	A3/AA-*	45,000	45,083

					8,016,414
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.73% of Net Assets
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,719,908
KY Asset Liability Project Notes	5.000	09/01/2017	A2/AA*/A+@	1,500,000	1,650,855
KY Turnpike Economic Authority Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,000,000	1,186,380
KY Turnpike Authority Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	793,553
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	600,000	728,118
KY Asset Liability Project Notes	5.000	09/01/2015	A2/AA*/A+@	275,000	280,412
KY Asset Liability Project Notes	4.500	09/01/2016	A2/AA*/A+@	175,000	184,510
KY Turnpike Authority Economic Development	4.125	07/01/2019	Aa2/AA+*/A+@	105,000	114,971
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	85,000	102,128

					7,760,835
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.40% of Net Assets
Western KY University	4.000	09/01/2017	Aa3/AA*	2,145,000	2,301,456
KY Asset Liability Commission University of KY Project	5.000	10/01/2019	Aa2/AA*	320,000	353,370
Morehead State University	5.000	10/01/2022	Aa3	310,000	373,755
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3/AA-*	300,000	322,839
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	307,000
Boyle County Centre College	5.000	06/01/2018	A3/AA*	200,000	216,742
Boyle County College - Center College	5.000	06/01/2020	A3/AA*	150,000	161,717
Northern KY University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	164,070
KY Asset Liability - University of Kentucky	4.000	10/01/2019	Aa2/AA*	100,000	104,993

					4,305,942
PUBLIC FACILITIES REVENUE BONDS
2.65% of Net Assets
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,606,020
Whitley County Public Properties - Justice Center	3.375	09/01/2019	Aa3	200,000	215,788
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	181,620
Todd County Public Properties - Court House Facilities	3.250	06/01/2019	Aa3	100,000	106,958

					2,110,386
HOSPITAL AND HEALTHCARE
2.31% of Net Assets
Warren County Hospital	5.000	04/01/2023	A*	500,000	588,540
KY Development Finance Authority - St. Elizabeth	5.000	05/01/2015	AA*/AA@	400,000	401,572
Warren County Hospital	4.000	04/01/2020	A*	270,000	291,962
KY Asset Liability Commission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA*	150,000	160,851
KY State Asset/Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA*	150,000	165,444
KY Economic Development - Baptist Healthcare System	4.750	08/15/2019	A2/A+@	110,000	121,253
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA*	105,000	113,165

					1,842,787

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.82% of Net Assets
KY Housing Corporation	4.875%	07/01/2023	Aaa/AAA*	$1,400,000	$1,455,580

Total Investments 98.66% of Net Assets (cost $76,117,875) (See (a) below for further explanation)					$78,693,489

Other assets in excess of liabilities 1.34%					1,076,568

Net Assets 100%					$79,770,057

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $76,117,875 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$2,613,633
Unrealized depreciation	(38,019)

Net unrealized appreciation	$2,575,614

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	78,693,489
Level 3	Significant Unobservable Inputs	—

$78,693,489

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
28.69% of Net Assets
Southern Mississippi Educational Building Corporation	5.000%	3/1/2038	Aa2/AA@	$600,000	$674,980
MS State University Educational Building Corporation	5.250	8/1/2038	Aa2/AA@	300,000	348,231
MS Development Bank Special Obligation Hinds Community	5.000	4/1/2036	A2/AA*	250,000	276,113
University of Mississippi Educational Building Corporation	5.000	10/1/2028	Aa2/AA@	200,000	233,744
Jackson State University Education Building	5.000	3/1/2034	Aa2/AA-*	175,000	196,844
MS State University Educational Building Corporation Revenue	5.000	8/1/2036	Aa2/AA@	175,000	198,937
Jackson State University Ed	5.000	3/1/2034	Aa2/AA@	150,000	172,647
MS Development Bank Special Obligation Jones County Junior	5.000	3/1/2033	AA*	150,000	167,049
Mississippi State University Educational Building	5.000	11/1/2032	Aa2/AA@	125,000	147,523
University Southern MS Education Building Athletics	5.000	3/1/2034	Aa2	105,000	112,061
MS Development Bank Special Obligation Hinds College	5.125	10/1/2028	Aa2	100,000	115,011
University Southern MS Educational Building Corporation	5.125	9/1/2029	Aa2/A+*	100,000	113,055
Alcorn State University Educational Building MS Revenue	5.125	9/1/2034	Aa2	95,000	107,833
MS Development Bank Special Obligation Hinds Community	5.000	10/1/2026	Aa2	85,000	97,819
MS Development Bank Special Obligation Hinds College	5.375	10/1/2033	Aa2	60,000	69,288
MS Development Bank Special Obligation Jones County College	5.100	3/1/2028	AA*	55,000	62,145
MS State University Educational Building Corporation Revenue	5.250	8/1/2033	Aa2/AA@	50,000	56,913
University Southern MS Educational Building Corporation	5.000	3/1/2032	Aa2	50,000	51,797
MS Development Bank Special Obligation Jones County Junior	5.125	3/1/2039	AA*	45,000	50,146

					3,252,136
MUNICIPAL UTILITY REVENUE BONDS
16.09% of Net Assets
Mississippi State Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/1/2038	A1/AA*	700,000	780,962
MS Development Bank Special Obligation Southaven Water	5.000	3/1/2025	A+*	325,000	349,229
MS State Development Bank Jackson Water & Sewer	6.875	12/1/2040	A2/AA*	250,000	328,353
MS State Development Bank Special Obligation Jackson Water	5.000	9/1/2030	A2/AA*	125,000	142,670
MS State Development Bank Special Obligation Refunding - Jackson Water & Sewer	4.500	9/1/2034	A2/AA*	100,000	107,245
MS Development Bank Special Obligation Rankin Utilities	5.000	1/1/2028	A2/AA*	55,000	60,041
MS State Development Bank Special Obligation Jackson County Utility District	5.000	12/1/2033	A*	50,000	55,603

					1,824,103
PUBLIC FACILITIES REVENUE BONDS
15.52% of Net Assets
MS State Capital Improvements Projects	5.000	10/1/2036	Aa2/AA*/AA+@	480,000	551,890
MS Development Bank Special Obligation Department of Corrections	5.250	8/1/2027	AA-*/AA@	305,000	356,752
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/1/2033	A1	150,000	172,797
MS State Development Bank Special Obligation Refunding - City of Jackson	5.000	3/1/2036	Aa2/AA-*	150,000	187,310
MS State Capital Improvement Projects	5.000	10/1/2029	Aa2/AA*/AA+@	145,000	169,753
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	3/1/2027	Aa2/AA-*	125,000	152,699
MS State Development Bank Special Obligation Alcorn County	4.750	7/1/2031	AA*	100,000	109,353
MS Development Bank Special Obligations Department of Corrections	5.250	8/1/2027	AA-*/AA@	50,000	58,373

					1,758,927
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.12% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	1/1/2027	Aa3/AA-*	245,000	269,196
MS Development Bank Special Obligation Highway - Desoto	4.750	1/1/2035	Aa3/AA-*	225,000	241,344
MS State Development Bank Special Obligation Highway	5.000	1/1/2025	Aa3/AA-*	200,000	246,132
MS Development Bank Special Obligation Marshall County	5.000	1/1/2028	Aa3/AA-*	200,000	228,602
MS Development Bank Special Obligation Highway Construction	5.000	1/1/2027	Aa3/AA-*	125,000	137,451
MS Development Bank Special Obligation Highway Construction	4.750	1/1/2031	Aa3/AA-*	125,000	135,268
MS State Development Bank Desoto County Highway	5.000	1/1/2030	Aa3/AA-*	100,000	115,604

					1,373,597
PREREFUNDED BONDS
11.02% of Net Assets
MS Development Special Obligation Madison County Highway	5.000	1/1/2027	Aa3/AA-*	295,000	312,016
MS Development Bank Special Obligation Desoto County	5.250	7/1/2031	A*	225,000	238,797
MS State University Educational Building Corporation Revenue	5.000	8/1/2024	Aa2/AA-*	225,000	228,557
MS Development Bank Special Obligation Lowndes County	5.000	7/1/2027	A2/AA*	150,000	164,691
MS Development Bank Special Obligation Capital Improvement	5.250	7/1/2026	A2/AA*	125,000	137,940
MS Development Bank Special Obligation Lowndes County	5.000	7/1/2022	A2/AA*	80,000	87,835
MS Development Bank Special Obligation Desoto County	5.000	7/1/2032	A*	45,000	49,407
MS State University Educational Building Corporation Revenue	5.000	8/1/2028	Aa2/AA-*	30,000	30,478

					1,249,721
SCHOOL IMPROVEMENT BONDS
4.48% of Net Assets
MS State Development Bank Special Obligation - Jackson Schools	5.000	4/1/2028	A+*	375,000	429,428
MS Development Bank Special Obligation Jackson Public	5.375	4/1/2028	A2	70,000	77,950

					507,378
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.02% of Net Assets
MS Development Bank Special Obligation Canton	5.750	10/1/2031	A2	370,000	439,775
MS Development Bank Special Obligation Capital Project	5.000	7/1/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Projects	5.875	7/1/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	7/1/2024	NR	5,000	5,150

					455,325
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.46% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/1/2023	Aa2	120,000	142,729
MS Development Bank Special Obligation Jones County Rest Home	5.250	4/1/2028	A2/AA*	120,000	139,078

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Medical Center Educational Building Corporation - University of Mississippi	5.000%	6/1/2034	Aa2/AA-*	$100,000	$110,834

					392,641
REFUNDING BONDS
1.91% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125	12/1/2027	AA*	135,000	158,123
MS State Refunding	5.250	11/1/2019	Aa2/AA*/AA+@	50,000	58,833

					216,956
AIRPORT BONDS
1.62% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/1/2031	Baa1/BBB+@	170,000	172,756

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.23% of Net Assets
MS Home Corporation Single Family Mortgage - Series E-1	5.050	12/1/2028	Aaa	25,000	25,753

Total Investments 99.16% of Net Assets (cost $10,557,664) (See (a) below for further explanation)					$11,229,293

Other assets in excess of liabilities .84%					107,043

Net Assets 100%					$11,336,336

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,557,453 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$676,380
Unrealized depreciation	(4,540)

Net unrealized appreciation	$671,840

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,229,293
Level 3	Significant Unobservable Inputs	—

$11,229,293

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
21.20% of Net Assets
University of North Carolina at Greensboro	5.000%	04/01/2039	Aa3/A*	$2,870,000	$3,305,138
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,217,657
University of North Carolina Charlotte	5.000	04/01/2040	Aa3/A+*	1,550,000	1,784,298
University of NC Charlotte Improvements	5.000	04/01/2043	Aa3/A+*	1,500,000	1,710,960
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,394,388
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,342,891
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,111,190
University of NC at Charlottte	5.000	04/01/2038	Aa3/A+*	1,000,000	1,145,690
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,121,450
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,110,230
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A3/AA-*	1,000,000	1,006,940
University of North Carolina at Greensboro	5.000	04/01/2033	Aa3/A*	900,000	1,045,674
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	865,455
University of NC at Charlotte	5.000	04/01/2031	Aa3/A+*	750,000	859,868
University of NC Charlotte	5.000	04/01/2035	Aa3/A+*	595,000	684,202
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/AA-*	580,000	607,388
NC Capital Facilities Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	562,985
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	563,750
University of NC Greensboro	5.000	04/01/2036	Aa3/A*	500,000	562,715
University of NC Greensboro	5.000	04/01/2031	Aa3/A*	500,000	569,825
Iredell County NC Community College	5.000	04/01/2027	Aa1/AA*/AA+@	325,000	361,693
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	357,873
University of North Carolina at Chapel Hill	5.000	12/01/2034	Aaa/AAA*	245,000	252,578
Iredell County NC Community College	5.000	04/01/2026	Aa1/AA*/AA+@	225,000	250,756
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	195,000	206,404
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	117,110

					25,119,108
MUNICIPAL UTILITY REVENUE BONDS
18.59% of Net Assets
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,128,345
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,846,837
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,046,870
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,449,877
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,296,441
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	A3/AA-*/A-@	1,150,000	1,489,377
Asheville NC Water System Revenue Bonds	4.750	08/01/2027	Aa2/AA*	1,000,000	1,081,910
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,033,790
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,132,940
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,138,452
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	844,334
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	807,810
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	784,440
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2/AAA*/AA+@	750,000	877,515
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa2/AA+*/AA+@	550,000	641,641
NC State Municipal Power Agency #1 Catawba Electric Revenue Series B	5.000	01/01/2031	A2/A*/A@	500,000	566,880
Wilmington NC Store Water Revenue Bonds	5.000	06/01/2028	Aa2/AA*	500,000	540,730
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	318,997

					22,027,186
HOSPITAL AND HEALTHCARE
11.95% of Net Assets
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,866,442
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3/AA-*	1,500,000	1,668,375
NC State Medical Care Commission Health System Revenue Mission Health System	5.000	10/01/2036	Aa3/AA-*/AA-@	1,500,000	1,729,050
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A2/A*	1,225,000	1,350,661
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,175,467
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1/A+*	1,000,000	1,103,640
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2/A*	1,000,000	1,108,560
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	831,833
NC Medical Care Commission Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A2/A*	645,000	734,810
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2/AA-*/AA-@	500,000	561,125
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	572,705
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA*	490,000	540,514
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	477,194
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	A2/A*	405,000	439,077

					14,159,453
SCHOOL IMPROVEMENT BONDS
9.94% of Net Assets
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	2,045,000	2,351,525
Davie County NC Public School and Community College Facility	5.000	06/01/2025	Aa3/AA-*	1,690,000	1,779,164
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA*	1,250,000	1,355,475
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,118,040
Davie County NC Public School and Community College Facility	5.000	06/01/2023	Aa3/AA-*	1,000,000	1,050,950

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Sampson County NC Certificates of Participation	5.000%	06/01/2026	A2/AA*	$1,000,000	$1,078,110
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	843,893
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	815,985
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA*	550,000	592,999
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	461,198
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA*	300,000	334,020

					11,781,359
PUBLIC FACILITIES REVENUE BONDS
9.03% of Net Assets
Wake County NC Limited Obligation Bonds Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,703,445
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1/AA+*/AA+@	1,420,000	1,677,716
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,447,470
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	1,007,784
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	925,128
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	871,770
Mecklenburg County NC Certificates Participation	5.000	02/01/2026	Aa1/AA+*	550,000	607,228
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3/A+*	500,000	575,810
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	576,160
Charlotte NC Certificates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	503,320
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	387,314
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	300,746
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	112,947

					10,696,838
PREREFUNDED BONDS
8.03% of Net Assets
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,815,526
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA+*/AA@	1,500,000	1,511,955
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa2/AA-*	1,000,000	1,054,690
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*	1,000,000	1,081,250
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,080,860
University of North Carolina at Chapel Hill	5.000	12/01/2034	NR	755,000	779,077
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	521,445
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	501,899
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	352,729
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	261,673
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	250,000	251,003
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	235,000	251,004
Winston Salem NC Certificates of Participation	4.750	06/01/2031		50,000	52,517

					9,515,628
REFUNDING BONDS
6.71% of Net Assets
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,618,106
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,030,380
Charolotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	840,000	968,083
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	859,072
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	653,756
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	601,884
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1/AA+*	500,000	577,420
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	578,080
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA*	435,000	498,775
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3/A+*	250,000	299,613
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	155,941
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	114,122

					7,955,232
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.33% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	1,100,000	1,290,531
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1/AA+*/AA+@	750,000	848,858
Winston Salem NC Certificates of Participation	4.750	06/01/2031	AA+*/AA+@	620,000	640,714
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	552,640
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa2/AA+*/AA+@	500,000	553,360
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	398,953
Buncombe County Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	288,993
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	287,230
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA+*/AA@	250,000	274,918

					5,136,197
AIRPORT BONDS
4.04% of Net Assets
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,648,084
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3/A+*/A+@	1,095,000	1,283,252
Charlotte NC Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,091,810

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Raleigh Durham NC Airport	5.000%	05/01/2032	Aa3/AA-@	$440,000	$492,866
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	267,813

					4,783,825
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.84% of Net Assets
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,602,362
NC State Turnpike Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	580,685

					2,183,047
LEASE REVENUE BONDS
1.49% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	1,500,000	1,762,470

Total Investments 97.15% of Net Assets (cost $108,854,155) (See (a) below for further explanation)					$115,120,343

Other assets in excess of liabilities 2.85%					3,375,338

Net Assets 100%					$118,495,681

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $108,850,203 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,355,913
Unrealized depreciation	(85,773)

Net unrealized appreciation	$6,270,140

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	115,120,343
Level 3	Significant Unobservable Inputs	—

$115,120,343

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.09% of Net Assets
Moore County NC	5.000%	06/01/2017	Aa3/AA-*	$685,000	$743,407
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA*/A-@	550,000	613,080
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	385,828
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA*	350,000	377,129
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	266,808
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	258,815
NC State Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	283,940
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	220,000	273,726
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA*	200,000	209,554
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	231,542
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	216,090
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA*	160,000	173,682
Onslow NC Water & Sewer	4.250	06/01/2022	A3/AA-*	150,000	162,756
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	142,128
NC State Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	145,418
NC Eastern Municipal Power	6.000	01/01/2022	Baa1/A-*/A-@	125,000	155,349
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	139,156
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	129,359
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA*	100,000	108,480
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	113,796
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	102,739
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	112,889
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/A-@	95,000	97,609
NC Eastern Municipal Power Agency	5.000	01/01/2016	A-*A-@	50,000	51,748

					5,495,028
PUBLIC FACILITIES REVENUE BONDS
14.26% of Net Assets
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	626,250
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	500,637
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	471,391
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2023	Aa3/AA-*	275,000	325,988
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	278,259
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	275,688
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA*	225,000	242,591
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	191,457
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	130,546
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	120,052
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	100,587
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	108,442
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA+*/AA@	100,000	109,686
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	64,771

					3,546,345
PREREFUNDED BONDS
13.74% of Net Assets
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa2/AA-*	425,000	447,886
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*	425,000	459,043
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	262,163
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	263,643
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	228,073
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	216,288
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	217,294
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	188,460
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*	155,000	178,937
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA*/AA-@	150,000	150,635
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	159,617
Brunswick County NC Community College	4.250	05/01/2022	Aa2/AA*/AA@	125,000	134,621
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	104,346
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*	100,000	112,602
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*	100,000	105,445
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	111,255
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	40,550
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	35,483

					3,416,341
SCHOOL IMPROVEMENT BONDS
13.65% of Net Assets
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA*	400,000	405,412
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	434,112
Harnett County Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	258,683
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	226,760
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/AA-*	200,000	201,568
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA*	200,000	220,384
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	210,552
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	187,549
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	168,491
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	161,307
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/AA-*	140,000	147,301
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	129,474
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA*	125,000	128,875
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	134,368

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Rutherford County NC Certificates of Participation	5.000%	12/01/2017	A1/AA*	$105,000	$114,946
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	113,497
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*	100,000	100,000
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	51,822

					3,395,101
REFUNDING BONDS
12.89% of Net Assets
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	386,649
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	397,112
Raleigh NC Limited Obligation Refunding	5.000	10/01/2023	Aa2/AA+*/AA+@	250,000	306,605
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3/A+*	250,000	301,093
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	243,479
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	233,094
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	220,810
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	199,014
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	175,673
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA*	150,000	150,875
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	142,328
Durham NC Refunding	5.000	09/01/2022	Aaa/AAA*/AAA@	125,000	154,020
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	110,615
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	106,474
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	77,361

					3,205,202
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.91% of Net Assets
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	358,071
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3/AA-*	300,000	311,598
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	267,143
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA*	230,000	245,196
University NC Wilmington Certificates of Participation	5.250	06/01/2021	A3/AA-*	100,000	100,769
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3/AA-*	100,000	103,642
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	105,396
University of NC at Greensboro	5.000	04/01/2025	Aa3/A*	100,000	116,759
University of NC	4.250	10/01/2021	A1	100,000	109,558

					1,718,132
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.90% of Net Assets
NC Medical Care - Caromont Health	3.250	02/15/2018	A1/AA*	370,000	391,889
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	215,186
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	215,074
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	193,174
NC Medical Care Duke University	5.000	06/01/2026	Aa2/AA*/AA@	165,000	194,037
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	161,904
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA*	95,000	95,000

					1,466,264
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.23% of Net Assets
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	412,367
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	165,090
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	162,072
Salisbury NC Certificates of Participation	5.000	03/01/2019	A3/AA*	145,000	162,879
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2/AA+*/AA+@	125,000	152,806
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	129,608
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	115,689

					1,300,511
AIRPORT BONDS
2.31% of Net Assets
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	354,088
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	116,452
Charlotte NC Airport- Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	104,691

					575,231
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.43% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2/AA*/A+@	310,000	355,192

LEASE REVENUE BONDS
1.11% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	275,840

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.46% of Net Assets
NC Housing Finance Agency Series 31-B	3.850%	01/01/2017	Aa2/AA*	$110,000	$113,807

ESCROWED TO MATURITY BONDS
.20% of Net Assets
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	$48,622

Total Investments 100.18% of Net Assets (cost $24,277,294) (See (a) below for further explanation)					$24,911,616

Other liabilities in excess of assets (0.18)%					(39,927)

Net Assets 100%					$24,871,689

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $24,277,294 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$641,070
Unrealized depreciation	(6,748)

Net unrealized appreciation	$634,322

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,911,616
Level 3	Significant Unobservable Inputs	—

$24,911,616

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
42.38% of Net Assets
Metropolitan Government Nashville & Davidson County TN Water& Sewer	5.000%	07/01/2030	Aa3/AA-*	$3,250,000	$3,796,771
Metropolitan Government Nashville and Davidson County	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,514,586
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,791,562
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,658,056
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,651,142
Metropolitan Government Nashville & Davidson County TN Water and Sewer Revenue	5.000	07/01/2040	Aa3/AA-*	2,265,000	2,602,712
Clarksville TN Electric System Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,283,360
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,765,081
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,539,266
Memphis TN Electric Systems Revenue	5.000	12/01/2034	Aa2/AA+*	1,250,000	1,468,700
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,273,285
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,316,448
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,340,481
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA*	1,125,000	1,291,939
Clarksville TN Electric System Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,160,510
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa3/AA-@	1,000,000	1,142,410
Hallsdale-Powell Utility Knox County Water & Sewer	5.000	04/01/2026	A3/AA*	1,000,000	1,079,420
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,137,780
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,092,540
Knox Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,146,150
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	1,011,298
Blount County TN Public Building Authority Local Government	5.000	06/01/2032	Aa3	750,000	806,408
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	943,620
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3/AA*	740,000	791,904
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	796,845
Metropolitan Government Nashville & Davidson County TN Water& Sewer	5.000	07/01/2033	Aa3/AA-*	575,000	665,752
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	574,595
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	579,270
Metropolitan Government Nashville Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	500,000	584,490
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA+*/AA+@	500,000	582,745
Metropolitan Government Nashville & Davidson County Water &Sewer	5.000	07/01/2031	Aa3/AA-*	500,000	582,510
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	563,310
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	548,266
Metropolitan Government Nashville and Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	504,689
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA@	250,000	278,060
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	273,503
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2/AA+*	225,000	266,868

					47,406,332
PREREFUNDED BONDS
13.89% of Net Assets
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,335,040
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*	2,750,000	2,881,340
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*	1,395,000	1,400,608
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,380,163
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,306,243
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,105,776
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,124,400
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*	940,000	943,779
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	685,000	711,948
Knoxville TN Waste Water System Revenue Improvement Series A	5.000	04/01/2037	Aa2/AA+*	370,000	370,048
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	NR	235,000	264,972
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	230,000	230,370
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	224,221
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	224,084
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	38,282

					15,541,274
PUBLIC FACILITIES REVENUE BONDS
12.59% of Net Assets
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,427,591
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,720,425
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,729,245
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2027	AA*	1,400,000	1,621,354
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	956,743
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2/AA*	800,000	938,472
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	08/01/2038	Aa3/AA-*	755,000	860,202
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	839,700
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	870,503
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	718,666
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	701,268
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	581,300
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA-*	100,000	115,133

					14,080,602
HOSPITAL AND HEALTHCARE
8.19% of Net Assets
Shelby County TN Health Education and Housing Facilities	5.000	07/01/2031	Aa1/AAA@	4,750,000	4,986,598
Rutherford County TN Health &Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,668,240
Shelby County TN Health Educational and Housing Facilities	5.250	09/01/2027	A2/AA*	1,000,000	1,105,400
Shelby County TN Health Educational and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	849,668

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Chattanooga TN Health Educational and Housing Facilities Board	5.000%	01/01/2033	A2/A*/A+@	$500,000	$553,720

					9,163,626
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.22% of Net Assets
Metropolitan TN Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,351,526
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*	1,065,000	1,188,061
TN State School Board Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,143,480
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,148,460
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	564,605
Shelby County TN Health Educational Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	572,150
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1/A+*	400,000	464,820
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1/AA*/AA+@	250,000	293,875
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	228,272

					6,955,249
REFUNDING BONDS
5.65% of Net Assets
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,434,876
Memphis TN Refunding General Impact	5.000	04/01/2030	Aa2/AA*	1,000,000	1,178,310
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,105,400
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,087,370
Greene County TN General Obligation - Series B	5.000	06/01/2024	A1	505,000	530,609
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	580,930
Memphis TN General Improvement	5.000	04/01/2039	Aa2/AA*	250,000	288,118
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	114,442

					6,320,055
STATE AND LOCAL MORTGAGE/HOUSING BONDS
3.46% of Net Assets
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,190,000	1,254,700
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	610,000	656,732
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	600,000	630,024
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	470,000	488,683
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	470,000	485,900
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	A2	190,000	190,053
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	155,000	163,525

					3,869,617
SCHOOL IMPROVEMENT BONDS
2.71% of Net Assets
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,585,049
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	734,494
Cleveland TN General Obligation	5.000	06/01/2027	Aa3/AA*	680,000	713,415

					3,032,958
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.08% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	967,156
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	703,400
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	659,383

					2,329,939
INDUSTRIAL REVENUE BONDS
0.87% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA*	850,000	971,236

ESCROWED TO MATURITY BONDS
.10% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	115,000	115,227

Total Investments 98.14% of Net Assets (cost $103,004,177) (See (a) below for further explanation)					$109,786,115

Other assets in excess of liabilities 1.86%					2,078,711

Net Assets 100%					$111,864,826

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $103,004,177 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,789,315
Unrealized depreciation	(7,377)

Net unrealized appreciation	$6,781,938

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	109,786,115
Level 3	Significant Unobservable Inputs	—

$109,786,115

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
18.66% of Net Assets
Johnson City TN Refunding	4.000%	06/01/2015	AA@	$400,000	$402,404
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	288,608
Rhea County TN	3.000	04/01/2018	A1	200,000	209,790
Unicoi County TN Refunding	5.250	04/01/2019	A1/AA-*	200,000	228,844
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	212,376
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	07/01/2021	Aa2/AA*	175,000	206,973
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	162,404
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	110,000	122,244
Memphis TN General Improvement	5.000	11/01/2023	Aa2/AA*	100,000	123,729
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2/AA*	100,000	112,427

					2,069,799
PUBLIC FACILITIES REVENUE BONDS
16.29% of Net Assets
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	301,428
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	243,080
Metro Government Nashville & Davidson County Sports Authority	5.250	08/01/2025	Aa3/AA-*	195,000	237,565
Metropolitan Nashville & Davidson County TN Sport Authority	5.250	08/01/2024	Aa3/AA-*	190,000	232,925
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	176,648
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3/AA-*	125,000	151,691
Metropolitan Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*	125,000	126,421
Memphis TN Center City Revenue Finance Corporation	5.250	11/01/2025	Aa3/AA*	100,000	119,816
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	110,552
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	107,175

					1,807,301
MUNICIPAL UTILITY REVENUE BONDS
16.27% of Net Assets
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA@	400,000	445,264
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	272,904
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	185,925
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	126,406
Metropolitan Government Nashville & Davidson County Water & Sewer	5.250	01/01/2019	Aa2/AA*	125,000	143,606
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	125,385
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	105,743
New Market Utility District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	103,875
New Market Utility District Jefferson County Waterworks	4.000	06/01/2017	A3/AA*	100,000	105,903
Cross Anchor TN Utility District	4.250	12/01/2015	AA*	65,000	66,470
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	68,738
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	54,980

					1,805,199
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
11.56% of Net Assets
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	369,594
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	200,946
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA-*	150,000	166,566
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	167,112
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	156,277
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	111,895
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	110,559

					1,282,949
SCHOOL IMPROVEMENT BONDS
10.61% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	297,028
Rhea County TN	4.000	04/01/2025	A1	250,000	273,945
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	270,548
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	225,360
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	110,230

					1,177,111
PREREFUNDED BONDS
7.85% of Net Assets
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa2/AA*	215,000	235,350
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	216,800
Metropolitan Government Nashville and Davidson County	5.000	01/01/2019	Aa2/AA*	200,000	222,336
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	158,663
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017	NR	35,000	38,242

					871,391
HOSPITAL AND HEALTHCARE
6.62% of Net Assets
Shelby County Health Education	5.250	09/01/2020	A2/AA*	400,000	444,220
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	290,199

					734,419
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.17% of Net Assets
Franklin County TN Health & Education Facilities	4.000	09/01/2019	A+*	350,000	388,840
Franklin County TN Health & Educational Facilities Board	4.000	09/01/2024	A+*	135,000	150,175
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1/A+*	120,000	145,166

					684,181
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.58% of Net Assets
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	245,000	246,899

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TN Housing Development Agency- Series 1B	4.800%	07/01/2024	Aa1/AA+*	$150,000	$155,142
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	105,000	105,923

					507,964
ESCROWED TO MATURITY BONDS
.25% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	$25,000	$27,194

Total Investments 98.86% of Net Assets (cost $10,665,644) (See (a) below for further explanation)					$10,967,508

Other assets in excess of liabilities 1.14%					126,845

Net Assets 100%					$11,094,353

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,665,644 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$304,344
Unrealized depreciation	(2,480)

Net unrealized appreciation	$301,864

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,967,508
Level 3	Significant Unobservable Inputs	—

$10,967,508

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
58.32% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,328,775
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,444,868
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,467,642
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,867,386
Federal Farm Credit Bank	3.300	06/26/2024	Aaa/AA+*/AAA@	1,000,000	1,005,209
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*/AAA@	750,000	749,863
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	443,629
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	100,000	100,026

					12,407,398
FEDERAL HOME LOAN BANK
31.54% of Net Assets
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,478,838
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,186,671
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,177,815
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	596,457
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	270,042

					6,709,823
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.01% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,278,633

Total Investments 95.87% of Net Assets (cost $18,953,109) (See (a) below for further explanation)					$20,395,854

Other liabilities in excess of assets 4.13%					877,644

Net Assets 100%					$21,273,498

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $18,953,109 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,442,817
Unrealized depreciation	(72)

Net unrealized appreciation	$1,442,745

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$20,395,854
Level 3	Significant Unobservable Inputs	—

$20,395,854

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
39.18% of Net Assets
Pennington County SD Certificates of Participation Build America	7.200%	06/01/2037	Aa2	$750,000	$870,968
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	836,636
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	520,000	640,110
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	597,705
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	355,000	468,124
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	285,000	391,376
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	349,383
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	296,853
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	176,927
Franklin County OH Convention Facilities Authority BABS	6.640	12/01/2042	Aa2/AA*	130,000	170,765
Metropolitan Government Nashville and Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	165,181
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	83,418

					5,047,446
MUNICIPAL UTILITY REVENUE BONDS
24.40% of Net Assets
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	545,098
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	582,185
Heber UT Light & Power Build America	7.000	12/15/2030	A2/A+@	500,000	570,875
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	481,864
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	392,340
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	277,226
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	115,175
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	66,979
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	63,626
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA*	40,000	47,865

					3,143,233
SCHOOL IMPROVEMENT BONDS
12.81% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	887,783
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	467,304
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3/A+*	250,000	295,703

					1,650,790
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
9.90% of Net Assets
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	570,235
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	299,785
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2/AA*	250,000	282,415
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	75,013
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AAA*	45,000	47,598

					1,275,046
TURNPIKES/TOLLROAD/HIGHWAY BONDS
4.76% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	347,490
Washoe County NV Highway Revenue	7.969	02/01/2040	A1/A+*	200,000	265,756

					613,246
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.00% of Net Assets
Maine Health and Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	249,806
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	136,935

					386,741
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.23% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	287,438

MARINA/PORT AUTHORITY REVENUE BONDS
2.05% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3/AA*	200,000	263,608

Total Investments 98.33% of Net Assets (cost $11,074,616) (See (a) below for further explanation)					$12,667,548

Other assets in excess of liabilities 1.67%					215,655

Net Assets 100%					$12,883,203

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $11,074,616 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,597,719
Unrealized depreciation	(4,787)

Net unrealized appreciation	$1,592,932

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2015	UNAUDITED

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	12,667,548
Level 3	Significant Unobservable Inputs	—

$12,667,548

The Fund held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2015.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

Item 2.	Controls and Procedures.

On April 24, 2015 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on April 24, 2015 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas P. Dupree
By: Thomas P. Dupree, Sr., President /s/
Date: April 24, 2015

/s/ Michelle M. Dragoo
By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/
Date: April 24, 2015